Organization and Business Description	12 Months Ended
Oct. 31, 2022
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Caravelle International Group (“Caravelle” or the “Company”) and its subsidiaries (together the “Group”) is an international operator of ocean transportation service. It is engaged in the seaborne transportation service under voyage contracts as well as vessels service for and on behalf of ship owners. Caravelle, a Cayman Islands exempted company was formed on February 28, 2022 to serve as a holding company.

Mr. Guohua Zhang (“Mr. Zhang”), the Chairman of the Board of Directors and Chief Executive Officer (“CEO”) is the ultimate controlling shareholder (the “controlling shareholder”) of the Group.

Reverse Recapitalization

On April 5, 2022, Pacifico Acquisition Corp. (“Pacifico”) entered into that certain Agreement and Plan of Merger which was amended by the Amended and Restated Agreement and Plan of Merger (the “SPAC Transaction”) dated August 15, 2022 (the “Merger Agreement”), by and among Caravelle, Pacifico International Group, a Cayman Islands exempted company and a direct wholly-owned subsidiary of Caravelle (“Merger Sub 1”), Pacifico Merger Sub 2 Inc., a Delaware corporation and a direct wholly-owned subsidiary of Caravelle (“Merger Sub 2” and, together with Caravelle and Merger Sub 1, each, individually, an “Acquisition Entity” and, collectively, the “Acquisition Entities”), and Caravelle Group Co., Ltd, a Cayman Islands exempted company (“Caravelle Group”).

On December 16, 2022, the SPAC Transaction was completed and Caravelle became a publicly traded holding company listed on the Nasdaq Capital Market and Caravelle Group became a wholly owned subsidiary of Caravelle. The SPAC Transaction was completed through a two-step process as follows:

(Step 1) Merger Sub 1 merged with and into Caravelle Group (the “Initial Merger”), and Caravelle Group was the surviving corporation of the Initial Merger and a direct wholly owned subsidiary of Caravelle, and

(Step 2) following confirmation of the effectiveness of the Initial Merger, Merger Sub 2 merged with and into Pacifico (the “SPAC Merger” and together with the Initial Merger, the “Merger”), and Pacifico was the surviving corporation of the SPAC Merger and a direct wholly owned subsidiary of Caravelle (collectively, the “SPAC Transaction”).

As a result of the SPAC Transaction, among other things, (i) all outstanding ordinary shares of Caravelle Group was cancelled in exchange for 50,000,000 ordinary shares of the Company, (ii) each outstanding unit of Pacifico (the “Pacifico Unit”) was automatically detached, (iii) each unredeemed outstanding share of common stock of Pacifico (the “Pacifico Common Stock”) was cancelled in exchange for the right to receive one (1) the Company’s Ordinary Share, (iv) every ten (10) outstanding rights of Pacifico (the “Pacifico Rights”) was contributed in exchange for one (1) of the Company’s Ordinary Shares, and were cancelled and cease to exist, and (v) each unit purchase option of Pacifico (the “Pacifico UPO”) will automatically be cancelled and cease to exist in exchange for one (1) unit purchase option of the Company’s (the “UPO”).

The Company was determined to be the accounting acquirer given that the original shareholders of Caravelle Group effectively controlled the combined entity after the Transaction.  Pacifico is treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the SPAC Transaction, the Company’s shareholders have a majority of the voting power of the combined company, the Company comprised all of the ongoing operations of the combined entity, the Company comprised a majority of the governing body of the combined company, and the Company’s senior management comprised all of the senior management of the combined company. Accordingly, for accounting purposes, the SPAC Transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by the Company for the net assets of Pacifico, accompanied by a recapitalization. The Company is determined as the predecessor, and the historical financial statements of Caravelle Group became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization. Net assets of Pacifico were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the SPAC Transaction were those of the Caravelle Group.

As of the date of the report, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Caravelle Group Co., Ltd (“Caravelle Group”)	April 1, 2021	Cayman Islands	100%	Investment Holding
SGEX Group Co., Ltd (“SGEX”)	April 19, 2021	British Virgin Islands (“BVI”)	100%	Investment Holding
Topsheen Shipping Group Corporation (“Topsheen Samoa”)	July 23, 2012	Samoa	90%	Transportation service
Topsheen Shipping Singapore Pte. Ltd (“Topsheen Shipping”)	October 30, 2015	Singapore	61% owned subsidiary of Topsheen Samoa	Transportation service
Topsheen Bulk Singapore Pte. Ltd (“Topsheen Bulk”)	March 16, 2019	Singapore	100% owned subsidiary of Topsheen Shipping	Transportation service
Singapore Garden Technology Pte. Ltd. (“Garden Technology”)	December 6, 2020	Singapore	100%	Transportation and heating business

As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), became the ultimate parent of its subsidiaries. Mr. Zhang, the Chairman of the Board of Directors and CEO of the Company is the ultimate controlling shareholder of the Company.

Reorganization prior to SPAC Transaction

A Reorganization of the legal structure was completed on October 8, 2021. The Reorganization involved:

(i)	the formation of the Company’s wholly owned subsidiary-SGEX and SGEX’s wholly owned subsidiary – Garden Technology;

(ii)	the transfer of 90% of the shareholders’ equity interest in Topsheen Samoa to SGEX on October 8, 2021

Before and after the Reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholder, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.